FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2023
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of contractual maturities of financial liabilities

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2023	months	months	years
Trade and other payables	60,086,911	71,780,831	3,048,515
Borrowings	29,650,553	78,835,499	62,825,777
Convertible notes	—	—	75,213,146
Leasing liabilities	616,448	1,748,504	9,660,548
Total	90,353,912	152,364,834	150,747,986

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2022	months	months	years
Trade and other payables	57,094,063	71,093,030	—
Borrowings	13,087,870	56,356,858	77,961,511
Convertible notes	—	—	12,559,071
Leasing liabilities	366,413	1,105,619	10,352,317
Total	70,548,346	128,555,507	100,872,899

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2021	months	months	years
Trade and other payables	17,379,825	44,023,803	9,266
Borrowings	26,399,791	57,195,372	53,290,976
Convertible notes	—	—	48,664,012
Leasing liabilities	374,642	2,154,835	755,932
Total	44,154,258	103,374,010	102,720,186

Schedule of financial assets by category

				Mandatorily measured at fair value
	Amortized cost			through profit or loss
Financial asset	06/30/2023	06/30/2022	06/30/2021	06/30/2023	06/30/2022	06/30/2021
Cash and cash equivalents	48,129,194	32,912,886	28,327,569	—	562,380	7,718,544
Other financial assets	657,612	884,964	1,523,438	11,922,317	5,136,010	10,735,422
Trade receivables	158,006,474	111,952,722	88,919,911	—	—	—
Other receivables (*)	12,124,724	7,642,707	5,005,283	—	—	—
Total	218,918,004	153,393,279	123,776,201	11,922,317	5,698,390	18,453,966

(*) Advances expenses and tax balances are not included.

Schedule of financial liabilities by category

				Mandatorily measured at fair value
	Amortized cost			through profit or loss
Financial liability	06/30/2023	06/30/2022	06/30/2021	06/30/2023	06/30/2022	06/30/2021
Trade and other payables	142,582,166	125,849,620	72,091,408	8,225,508	—	—
Borrowings	168,310,605	145,478,637	124,774,325	—	—	—
Secured notes	75,213,146	12,559,071	48,664,012	—	—	—
Lease liability	13,889,223	11,751,284	1,140,717	—	—	—
Consideration for acquisition of assets	4,993,256	12,902,790	11,790,533	—	—	—
Total	404,988,396	308,541,402	258,460,995	8,225,508	—	—

Schedule of fair value by hierarchy

Measurement at fair value at 06/30/2023	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	9,163,298	—	—
Mutual funds	1,596,539	—	—
Other investments	1,162,480	—	—
Financial liability at fair value
Trade and other payables	—	8,225,508	—

Measurement at fair value at 06/30/2022	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	562,380	—	—
Other investments	3,841,225	732,405	—

Measurement at fair value at 06/30/2021	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	7,718,544	—	—
US Treasury bills	7,885,937	—	—
Other investments	2,110,414	739,071	—

Credit risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of loss allowances

	Gross carrying
	amount-trade	Expected Loss	Loss
	receivables	rate	allowance
Current	120,922,675	0.11%	135,845
More than 15 days past due	7,101,550	0.48%	34,339
More than 30 days past due	1,446,803	0.10%	1,452
More than 60 days past due	4,264,227	0.12%	5,089
More than 90 days past due	13,418,222	0.60%	80,205
More than 120 days past due	3,099,980	0.71%	21,963
More than 180 days past due	8,050,817	0.94%	18,907
More than 365 days past due	7,127,804	100.00%	7,127,804
Total 06/30/2023	165,432,078		7,425,604

Currency Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

Net foreign currency position	06/30/2023
Amount expressed in US$	(16,294,553)

Interest Rate Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

	06/30/2023	06/30/2022	06/30/2021
	Carrying	Carrying	Carrying
	amount	amount	amount
Fixed-rate instruments
Current financial liabilities	(108,610,785)	(71,694,064)	(73,125,807)
Non-current financial liabilities	(139,462,249)	(96,205,253)	(108,236,265)

Variable-rate instruments
Current financial liabilities	(443,973)	(2,655,966)	(3,660,050)
Non-current financial liabilities	—	(385,215)	(206,748)